Vanguard Variable Insurance Fund Capital Growth Portfolio

Supplement to the Prospectus and Summary Prospectus Dated September 30, 2013

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Managers

Theo A. Kolokotrones, Vice Chairman of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

Joel P. Fried, President of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

Alfred W. Mordecai, Executive Vice President of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

M. Mohsin Ansari, Senior Vice President of PRIMECAP. He has co-managed the Portfolio since 2007.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The managers primarily responsible for the day-to-day management of the Capital Growth Portfolio are:

Theo A. Kolokotrones, Vice Chairman of PRIMECAP. He has worked in investment management since 1970, has managed assets since 1979, has been with PRIMECAP since 1983, and has co-managed the Capital Growth Portfolio since its inception in 2002. Education: B.A., University of Chicago; M.B.A., Harvard Business School.

(over, please)

Joel P. Fried, President of PRIMECAP. He has worked in investment management since 1985, has been with PRIMECAP since 1986, has managed assets since 1987, and has co-managed the Capital Growth Portfolio since its inception in 2002. Education: B.S., University of California, Los Angeles; M.B.A., Anderson Graduate School of Business, University of California, Los Angeles.

Alfred W. Mordecai, Executive Vice President of PRIMECAP. He has worked in investment management and has been with PRIMECAP since 1997, has managed assets since 1999, and has co-managed the Capital Growth Portfolio since its inception in 2002. Education: B.S.E., Duke University; M.E.A., Virginia Polytechnic Institute and State University; M.B.A., Harvard Business School.

M. Mohsin Ansari, Senior Vice President of PRIMECAP. He has worked in investment management and has been with PRIMECAP since 2000 and has managed assets and co-managed the Capital Growth Portfolio since 2007. Education: B.A., Colgate University; B.S., Washington University; M.B.A., Harvard Business School.

Each of these four individuals manages a portion of the Capital Growth Portfolio autonomously; there is no decision-making by committee. A small portion of the Portfolio’s assets is managed by individuals in PRIMECAP’s research department.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 277 012014

Vanguard Variable Insurance Funds

Supplement to the Statement of Additional Information Dated September 30, 2013

Change to Vanguard Variable Insurance Fund Capital Growth Portfolio

Mitchell J. Milias no longer co-manages Vanguard Variable Insurance Fund Capital Growth Portfolio. Theo A. Kolokotrones, Joel P. Fried, Alfred W. Mordecai, and M. Mohsin Ansari remain as joint portfolio managers of the Portfolio.

All references to Mr. Milias as a co-manager of the Portfolio in the Investment Advisory Services section are removed.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 064B 012014